Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of geographical areas [line items]
Net operating income	$ 25,236	$ 24,001	$ 25,551
UK
Disclosure of geographical areas [line items]
Net operating income	6,554	5,299	5,610
Hong Kong
Disclosure of geographical areas [line items]
Net operating income	6,837	6,769	7,476
US
Disclosure of geographical areas [line items]
Net operating income	1,964	1,802	1,993
France
Disclosure of geographical areas [line items]
Net operating income	1,158	951	1,228
– other countries/territories
Disclosure of geographical areas [line items]
Net operating income	$ 8,723	$ 9,180	$ 9,244